Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date on which the financial statements were issued require adjustment or disclosure in the Company’s financial statements.

In January 2016, an employee exercised 10,000 stock options to purchase shares of common stock for cash proceeds of $2,600.

In January 2016, the Company granted a warrant to purchase 125,000 shares of the Company’s common stock to an investor relations firm as partial compensation for consulting services it will provide to the Company. The warrant has an exercise price of $1.15 per share, and is subject to a two-year vesting period conditioned on such firm’s continuous provision of consulting services to the Company over a two-year period. The warrant has a term of three years.

During January 2016 and February 2016, the Company granted options to purchase 10,000 and 190,000 shares to certain employees with exercise prices of $1.10 and $1.22, respectively. These stock options are subject to vesting over four years conditioned on the employee’s continuous service to the Company over the four year period. The options have a term of ten years.

During February and March 2016, a total of 6,650 Compensation Options were exercised for cash proceeds of $6,650.

During March 2016, the Company entered into an employment agreement with a new Chief Executive Officer (“CEO”). The CEO was granted options to purchase 1,456,000 shares of the Company’s common stock at an exercise price of $1.55 per share. 1,132,000 shares subject to the option award will become vested and exercisable in periodic installments based on the CEO’s continued employment with the Company over a four year term. The remaining 324,000 shares subject to the option award vest based both on the CEO’s continued service through the relevant vesting dates during the four year vesting term and the achievement of performance criteria established in connection with the option award. The option award has a term of 10 years.